Cash and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Restricted Cash [Abstract]
CASH AND RESTRICTED CASH
4.	CASH AND RESTRICTED CASH

	As of December 31,
	2024	2025
Cash in hand	$1	$1
Deposits in banks	97	1,174
Total cash	$98	$1,175
Collateral for the credit of a business credit card	3	3
Total restricted cash	$3	$3
Total cash and restricted cash	$101	$1,178